Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information

19. Segment Information

The Company’s primary safety products (mainly various airbag and seatbelt products and components) are integrated complete systems that function together with common electronic and sensing systems. The Company has concluded that its operating segments meet the criteria for combination for reporting purposes into a single reportable segment.

The Company’s customers consist of all major European, U.S. and Asian automobile manufacturers. Sales to individual customers representing 10% or more of net sales were:

In 2012: GM 15% (incl. Opel, etc.), Ford 11% and Renault 11% (incl. Nissan).

In 2011: GM 15% (incl. Opel, etc.), Renault 12% (incl. Nissan) and Ford 10%.

In 2010: GM 14% (incl. Opel, etc.) and Renault 13% (incl. Nissan).

NET SALES	2012	2011	2010
Europe	$2,645	$3,102	$2,759
Americas	2,870	2,559	2,194
China	1,098	982	813
Japan	830	758	791
Rest of Asia	824	831	614

Total	$8,267	$8,232	$7,171

The Company has attributed net sales to the geographic area based on the location of the entity selling the final product.

External sales in the U.S. amounted to $2,104 million, $1,920 million and $1,651 million in 2012, 2011 and 2010, respectively. Of the external sales, exports from the U.S. to other regions amounted to approximately $574 million, $535 million and $431 million in 2012, 2011 and 2010, respectively.

SALES BY PRODUCT	2012	2011	2010
Airbags and associated products1)	$5,392	$5,393	$4,722
Seatbelts and associated products	2,657	2,679	2,364
Active safety products	218	160	85

Total	$8,267	$8,232	$7,171

1)	Includes sales of steering wheels, passive safety electronics, inflators and initiators.

LONG-LIVED ASSETS	2012	2011
Europe	$731	$641
Americas	1,977	1,946
China	243	198
Japan	130	152
Rest of Asia	200	180

Total	$3,281	$3,117

Long-lived assets in the U.S. amounted to $1,812 million and $1,774 million for 2012 and 2011, respectively. For 2012, $1,497 million (2011, $1,518 million) of the long-lived assets in the U.S. refers to intangible assets, principally from acquisition goodwill.